Business Combination - Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities (Details)	12 Months Ended
Mar. 31, 2025 USD ($)
Acquisition of Starry [Member]
Business Combination [Line Items]
Total consideration	$ 564,546
Less: net assets of Starry:
Cash	128,843
Inventory	57,102
Prepaid expense	34,202
Deposit Paid	442
Intangible asset	131,810
Total assets	352,399
Accounts payable	(9,796)
Other payable	(23,896)
Deferred tax liability	(23,034)
Total liabilities	(56,726)
Total net assets	295,673
Goodwill	268,873
Acquisition of Martiangear [Member]
Business Combination [Line Items]
Total consideration	835,348
Less: net assets of Starry:
Cash	8,263
Accounts receivable	4,808
Inventory	92,889
Intangible asset	85,675
Total assets	191,635
Accounts payable	(17,457)
Deferred tax liability	(13,197)
Total liabilities	(30,654)
Total net assets	160,981
Goodwill	674,367
Acquisition of 2Game [Member]
Business Combination [Line Items]
Total consideration	3,367,398
Non-controlling interest	2,590,000
Less: net assets of Starry:
Cash	428
Prepayments	7,338
Intangible asset	4,742,000
Total assets	4,749,766
Accounts payable	(33,382)
Deferred tax liability	(806,140)
Total liabilities	(839,522)
Total net assets	3,910,244
Goodwill	$ 2,047,154